PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2012
PROPERTY, EQUIPMENT AND SOFTWARE
Property, equipment and software

6.  PROPERTY, EQUIPMENT AND SOFTWARE

Property, equipment and software and its related accumulated depreciation and amortization as of December 31, 2011 and 2012 were as follows:

	2011	2012
	RMB	RMB
Buildings	535,764,434	892,430,743
Computer equipment	188,512,304	232,200,943
Website-related equipment	95,780,509	107,209,531
Furniture and fixtures	51,239,235	58,079,451
Software	39,694,337	43,782,203
Leasehold improvements	15,719,512	28,866,215
Construction in progress	1,764,477	81,050,521
Less: accumulated depreciation and amortization	(244,570,938)	(319,682,416)
Total net book value	683,903,870	1,123,937,191

From November, 2011, the Company started to build an information and technology center in Chengdu. All direct costs of the information and technology center were originally capitalized as construction in progress.

Depreciation expense for the years ended December 31, 2010, 2011 and 2012 was approximately RMB62,929,541, RMB78,809,867 and RMB88,462,807, respectively.